Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Net revenue
Product sales	$ 1,145	$ 32	$ 1,430	$ 711
Costs and expenses
Cost of revenue	952	209	1,281	903
Research and development	1,397	2,633	2,959	6,050
Selling, general and administrative	7,358	9,029	23,021	14,823
Loss from operations	(8,562)	(11,839)	(25,831)	(21,065)
Interest expense	248	794	1,105	877
Change in fair value of earnout liability	(5,174)		(29,938)
Change in fair value of PIPE make-whole liability	(3,336)		(432)
Change in fair value of private warrants	420		480
Change in fair value of SAFEs		508	10	558
Merger-related transaction costs expensed			4,009
Other non-operating losses, net	1,049		1,049
Loss before income taxes	(1,769)	(13,141)	(2,114)	(22,500)
Provision (benefit) for income taxes	(16)	1	(1,296)	32
Net loss and comprehensive loss	(1,753)	(13,142)	(818)	(22,532)
Deemed dividend from warrant price adjustment	661		661
Net loss available to common stockholders	$ (2,414)	$ (13,142)	$ (1,479)	$ (22,532)
Net loss per common share:
Basic (in Dollars per share)	$ (0.09)	$ (0.94)	$ (0.06)	$ (1.71)
Diluted (in Dollars per share)	$ (0.21)	$ (0.94)	$ (0.1)	$ (1.71)
Weighted-average common shares outstanding:
Basic (in Shares)	28,045,995	14,025,304	24,259,035	13,189,879
Diluted (in Shares)	29,199,253	14,025,304	24,914,569	13,189,879